Debt issues - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Debt issues
Short-term debt	$ 32,328	$ 29,285
Long-term debt	136,956	127,288
Total debt issues	169,284	156,573	$ 144,868
Own issuances
Debt issues
Short-term debt	32,328	29,285
Covered bonds
Debt issues
Long-term debt	39,472	41,605
Senior
Debt issues
Long-term debt	91,945	81,385
Securitisation
Debt issues
Long-term debt	5,539	4,298
Parent Entity
Debt issues
Short-term debt	28,905	27,915
Long-term debt	114,977	107,042
Total debt issues	143,882	134,957	$ 122,339
Parent Entity | Own issuances
Debt issues
Short-term debt	28,905	27,915
Parent Entity | Covered bonds
Debt issues
Long-term debt	35,513	36,954
Parent Entity | Senior
Debt issues
Long-term debt	$ 79,464	$ 70,088